Current and Non-current Distinction	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Current and Non-current Distinction

51	CURRENT AND NON-CURRENT DISTINCTION
The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2022 and 2021.

	At March 31, 2022
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total

	(In millions)
Assets:
Call loans and bills bought	¥1,885,039	¥80,096	¥1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,265,507	38,423	11,303,930
Financial assets at fair value through profit or loss	4,589	1,690,996	1,695,585
Investment securities:
Debt instruments at amortized cost	31,921	52,033	83,954
Debt instruments at fair value through other comprehensive income	10,533,166	17,533,800	28,066,966
Equity instruments at fair value through other comprehensive income	—	4,598,485	4,598,485
Loans and advances	38,073,404	66,562,411	104,635,815
Other financial assets	5,009,619	300,220	5,309,839
Liabilities:
Deposits	¥158,876,649	¥3,716,843	¥162,593,492
Call money and bills sold	1,084,723	45,277	1,130,000
Repurchase agreements and cash collateral on securities lent	20,021,309	91,853	20,113,162
Financial liabilities designated at fair value through profit or loss	117,783	337,951	455,734
Borrowings	9,069,845	11,514,806	20,584,651
Debt securities in issue	3,711,213	7,717,224	11,428,437
Other financial liabilities	7,715,499	94,178	7,809,677

	At March 31, 2021
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total

	(In millions)
Assets:
Call loans and bills bought	¥2,455,982	¥97,486	¥2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,666,696	71,376	11,738,072
Financial assets at fair value through profit or loss	1,905	1,742,943	1,744,848
Investment securities:
Debt instruments at amortized cost	36,133	35,882	72,015
Debt instruments at fair value through other comprehensive income	8,247,653	18,144,982	26,392,635
Equity instruments at fair value through other comprehensive income	—	4,586,811	4,586,811
Loans and advances	35,544,062	62,170,876	97,714,938
Other financial assets	4,076,649	173,805	4,250,454
Liabilities:
Deposits	¥151,262,640	¥4,231,014	¥155,493,654
Call money and bills sold	1,368,515	—	1,368,515
Repurchase agreements and cash collateral on securities lent	18,446,671	63,235	18,509,906
Financial liabilities designated at fair value through profit or loss	97,768	141,751	239,519
Borrowings	7,911,265	11,512,090	19,423,355
Debt securities in issue	3,533,310	7,695,290	11,228,600
Other financial liabilities	8,412,259	4,789	8,417,048